Fair Value Measurements	6 Months Ended
Jul. 31, 2026
Fair Value Measurements
Fair Value Measurements

Note 4 – Fair Value Measurements

ASC Topic 820 “Fair Value Measurements and Disclosures” (Topic 820) defines fair value as the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value, in this context, should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including our own credit risk.

Topic 820 establishes a fair value hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:

●	Level 1—inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
●	Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The carrying amounts of the Company’s cash, accounts receivable (net), accounts payable, accrued liabilities and income taxes payable approximate their fair value (a Level 2 measurement) due to their short maturities.

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	10,157	—	10,157

Liabilities:
Contingent consideration	—	—	17,541	17,541

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	9,763	—	9,763

Liabilities:
Contingent consideration	—	—	10,761	10,761

The Company enters into equity derivative contracts including floating-rate equity forwards to substantially offset the potential fluctuations of certain future share-based compensation expenses. The equity derivative contracts are not designated as hedge instruments and the Company does not hold derivatives for speculative purposes. As at July 31, 2026, we had equity derivatives for 316,875 Descartes common shares with a weighted average purchase price of $43.04.

The fair value of equity contract derivatives is determined utilizing a valuation model based on the quoted market value of our common shares at the balance sheet date (Level 2 fair value inputs). The fair value of equity contract derivatives is recorded as other current assets and gains and losses are recorded in general and administrative expenses in the condensed consolidated financial statements. During the three and six months ended July 31, 2026, we recognized an expense (recovery) in general and administrative expenses of ($1.6) million and ($0.8) million, respectively, compared to an expense (recovery) of ($0.2) million and $5.1 million for the same periods of fiscal 2026, respectively.

Estimates of the fair value of contingent consideration are performed by the Company on a quarterly basis. Key unobservable inputs include revenue growth rates and the discount rates applied (10% to 16%). The estimated fair value increases as the annual revenue growth rate increases and as the discount rate decreases and vice versa. The following table presents the changes in the fair value measurements of the contingent consideration in Level 3 of the fair value hierarchy:

Level 3
Balance at January 31, 2026	10,761
Increase from acquisitions	6,507
Charges (recovery) through profit or loss	237
Effect of movements in foreign exchange and other	36
Balance at July 31, 2026	17,541

Contingent consideration paid in the three and six month periods ended July 31 2026 was nil.